Revenue - Additional Information (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) Customer	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disaggregation of Revenue [Line Items]
Payment term	30 days		30 days
Number of customers, which is also vendor | Customer			1
Services revenue from vendor customer			$ 375,000	$ 293,500
Accounts receivable contractual term	The Company receives payments from customers based upon agreed-upon contractual terms, typically within 30 days of invoicing the customer.		The Company receives payments from customers based upon agreed-upon contractual terms, typically within 30 days of invoicing the customer.
Commission expenses	$ 82,142	$ 99,376	$ 299,450	434,446
Capitalized commissions	$ 38,462	$ 54,376	$ 51,472	$ 69,737	$ 90,662
Demio [Member]
Disaggregation of Revenue [Line Items]
Performance obligations, timing	The performance obligations identified include access to the suite and platform, within the parameters established, and within the standards established in the agreement. Contracts include a standalone selling price for the number of webinars and hosts as a performance obligation. There are no financing components and payments are typically net 30 of date or receipt of invoice. It is nearly 100% certain that a significant revenue reversal will not occur. The Company recognizes revenue for its sale of Demio services over time which corresponds with the period of time that access to the service is provided.		The performance obligations identified include access to the suite and platform, within the parameters established, and within the standards established in the agreement. Contracts include a standalone selling price for the number of webinars and hosts as a performance obligation. There are no financing components and payments are typically net 30 of date or receipt of invoice. It is nearly 100% certain that a significant revenue reversal will not occur. The Company recognizes revenue for its sale of Demio services over time which corresponds with the period of time that access to the service is provided.
Reach [Member]
Disaggregation of Revenue [Line Items]
Performance obligations, timing	The performance obligations identified include access to the suite and platform, within the parameters established, and within the standards established in the agreement. Contracts include a standalone selling price for the number of simultaneous published events as a performance obligation. There are no financing components and payments are typically net 30 of date or receipt of invoice. It is nearly 100% certain that a significant revenue reversal will not occur. The Company recognizes revenue for its sale of Reach services over time which corresponds with the timing the service is rendered.		The performance obligations identified include access to the suite and platform, within the parameters established, and within the standards established in the agreement. Contracts include a standalone selling price for the number of simultaneous published events as a performance obligation. There are no financing components and payments are typically net 30 of date or receipt of invoice. It is nearly 100% certain that a significant revenue reversal will not occur. The Company recognizes revenue for its sale of Reach services over time which corresponds with the timing the service is rendered. Service Trade Revenue The Company has one customer for which the customer is also a vendor. For this one customer, the Company exchanged services for approximately $375,000 and $293,500, during the years ended December 31, 2023 and 2022, respectively.